KEY MANAGEMENT PERSONNEL'S REMUNERATION - Other key management personnel's (excluding Directors') remuneration (Details) ¥ in Millions		12 Months Ended
		Dec. 31, 2017 CNY (¥) option	Dec. 31, 2016 CNY (¥) option	Dec. 31, 2015 CNY (¥) option
Disclosure of transactions between related parties [line items]
Pension scheme contributions		¥ 651	¥ 695	¥ 613
Amount paid/payable during the year		6,517	6,403	6,924
Other key management personnel (excluding Directors) [member]
Disclosure of transactions between related parties [line items]
Short term employee benefits		9	7	8
Pension scheme contributions		1	1	1
Amount paid/payable during the year		10	8	9
Share options	[1]	0	0	0
Other key management personnel's (excluding Directors') remuneration		¥ 10	¥ 8	¥ 9
Number of other key management personnel exercising any share option | option		0	0	0

[1]	This item represents the fair value of share options measured according to the Group's accounting policy as set out in note 3. No other key management personnel exercised any share option in 2015, 2016 or 2017.